Debt - 2021 Convertible Senior Secured Notes (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 17, 2024	Apr. 30, 2022	Oct. 31, 2021	Oct. 30, 2021	Apr. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2023	Apr. 30, 2023
Debt Instrument [Line Items]
Unamortized debt discounts and issuance costs						$ 119,984		$ 119,984		$ 107,137	$ 31,795
Interest expense						256,162	$ 67,097	513,533	$ 107,600	349,203	26,967	$ 8,374
PIK interest										0	21,621	0
Amortization of debt discounts and issuance costs						$ 29,036	7,547	$ 66,727	15,605	33,376	16,533	3,803
Debt extinguishment loss										11,708	0	0
Senior Notes
Debt Instrument [Line Items]
Maturity date													Oct. 18, 2025
2021 Convertible Senior Secured Notes
Debt Instrument [Line Items]
Debt conversion original debt amount			$ 675,000
Debt instrument convertible conversion price			$ 2.2
2021 Convertible Senior Secured Notes | Senior Notes
Debt Instrument [Line Items]
Principal amount			$ 50,000								55,000
Proceeds from issuance of debt		$ 30,000	$ 20,000
Debt instrument interest rate increase			16.00%
Debt instrument, term													3 years
Debt instrument, principal amount to redeem			$ 15,000
Debt instrument percentage of principal amount redeem			20.00%
Percentage of adjustment to conversion price to price per share offered to public in initial public offering			75.00%
Percentage of adjustment to conversion price to stock price after closing of a direct listing			75.00%
Percentage of adjustment to conversion price to stock valuation derived from special purpose acquisition company transaction			75.00%
Bifurcated embedded derivative liabilities		$ 2,000	$ 0
Estimated fair value of notes											451,000
Accreted redemption premiums											6,000
Unamortized debt discounts and issuance costs											2,000
Bifurcation required embedded derivative liabilities											386,000
Change in fair value							262,000		344,000	627,000	361,000	3,000
Interest expense							3,000		6,000	8,000	31,000	7,000
Interest expense, coupon rate							1,000		3,000	4,000	5,000	4,000
PIK interest										0	22,000	0
Amortization of debt discounts and issuance costs							$ 2,000		$ 3,000	$ 4,000	$ 4,000	$ 3,000
Convertible notes, shares converted (in shares)	24,543,980
Payment of accrued interest and cash in lieu of fractional shares	$ 2,000
Fair value of common shares issued upon conversion of debt	1,100,000
Debt extinguishment loss	$ 6,000
2021 Convertible Senior Secured Notes | Senior Notes | Maximum
Debt Instrument [Line Items]
Principal amount			$ 50,000
2021 Convertible Senior Secured Notes | Payment-in-Kind ("PIK")
Debt Instrument [Line Items]
Principal amount														$ 5,000	$ 5,000
Interest rate			10.00%
Debt instrument payment term				semiannually	semiannually